OTHER CURRENT ASSETS - Financial assets included in other current assets at amortized cost (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	¥ 4,907,445	¥ 5,565,543
Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	3,194,988	3,207,132
Cost | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	4,907,445	5,565,543
Accumulated Impairment
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	948,782	1,012,722	¥ 988,802	¥ 814,986
Accumulated Impairment | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	3,194,988	3,207,132
12-month expected credit losses | Financial instruments not credit-impaired | Cost | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	1,403,623	2,007,620
12-month expected credit losses | Financial instruments not credit-impaired | Accumulated Impairment | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	4,743	6,503
Lifetime expected credit losses | Financial instruments not credit-impaired | Cost | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	103,277	207,409
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated Impairment | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	19,853	9,598
Lifetime expected credit losses | Financial instruments credit-impaired | Cost | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	3,400,545	3,350,514
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated Impairment | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	3,170,392	3,191,031
Within 1 year
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	1,355,199	1,888,964
Between 1 and 2 years
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	181,198	190,999
Between 2 and 3 years
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	89,680	51,675
Over 3 years
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	¥ 3,281,368	¥ 3,433,905